TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transferred Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	£ 1,674	£ 2,284
Financial assets at fair value through other comprehensive income	27,260	24,617
Financial assets at amortised cost:
Loans and advances to customers	480,141	474,470
The Group | Securitisations
Financial assets at amortised cost:
Excluded securitisation notes held by the group	27,418	31,396
The Bank
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	1,724	703
Financial assets at fair value through other comprehensive income	24,647	22,160
Financial assets at amortised cost:
Loans and advances to customers	178,269	177,569
Carrying value of transferred assets | Repurchase and securities lending transactions | The Group
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	0	3,123
Financial assets at fair value through other comprehensive income	7,475
Financial assets at fair value through other comprehensive income		5,436
Carrying value of transferred assets | Repurchase and securities lending transactions | The Bank
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	3,244	655
Financial assets at fair value through other comprehensive income	4,889
Financial assets at fair value through other comprehensive income		7,552
Carrying value of transferred assets | Securitisation programmes | The Group
Financial assets at amortised cost:
Loans and advances to customers	34,584	42,545
Carrying value of transferred assets | Securitisation programmes | The Bank
Financial assets at amortised cost:
Loans and advances to customers	4,072	6,433
Carrying value of associated liabilities | Repurchase and securities lending transactions | The Group
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	0	2,668
Financial assets at fair value through other comprehensive income	5,105
Financial assets at fair value through other comprehensive income		4,560
Carrying value of associated liabilities | Repurchase and securities lending transactions | The Bank
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss	1,869	21
Financial assets at fair value through other comprehensive income	3,895
Financial assets at fair value through other comprehensive income		6,065
Carrying value of associated liabilities | Securitisation programmes | The Group
Financial assets at amortised cost:
Loans and advances to customers	4,481	7,376
Carrying value of associated liabilities | Securitisation programmes | The Bank
Financial assets at amortised cost:
Loans and advances to customers	£ 0	£ 0